OTHER RECEIVABLES, DEPOSITS AND OTHER ASSETS (Tables)	12 Months Ended
Aug. 31, 2020
OTHER RECEIVABLES, DEPOSITS AND OTHER ASSETS
Schedule of Other Receivables, Deposits and Other Assets

Other receivables, deposits and other assets consisted of the following:

	As of August 31,
	2019	2020
	RMB	RMB
Other receivables from third parties (a)	69,857	70,452
Advances to employees	10,207	17,027
Deposits	11,914	16,977
Interest receivable	1,830	4,517
Prepaid tax and deductible value-added tax-in	8,929	16,811
Rental prepayment (b)	20,108	6,375
Prepayment for suppliers	36,351	43,308
Others	17,954	23,126
Total	177,150	198,593
(a)	Other receivables from third parties includes USD 8,711(approximately RMB 59,648) deposit paid for acquisition of equity interest of an US education group. The deposit was expected to be repaid in August of 2020 and was classified as current asset in prior year due to the termination agreed by contract parties. As of the date of this financial statements, the Company is in active negotiation on the repayment arrangement with the seller.
(b)	Rental prepayment represents the prepayment of rent related to leases less than 12 months.